Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$155,901,747.09	0.6311812	$139,402,112.31	0.5643810	$16,499,634.78
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$338,681,747.09	0.3678205	$322,182,112.31	0.3499013	$16,499,634.78

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	37.20		36.30
Pool Receivables Balance	$384,923,705.22		$367,721,387.79
Remaining Number of Receivables	36,537		35,867

Adjusted Pool Balance	$372,241,956.95		$355,742,322.18

III. COLLECTIONS

Principal:
Principal Collections	$16,685,501.40
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$513,757.60
Total Principal Collections	$17,199,259.00

Interest:
Interest Collections	$1,424,862.78
Late Fees & Other Charges	$29,765.81
Interest on Repurchase Principal	$-
Total Interest Collections	$1,454,628.59

Collection Account Interest	$1,186.00
Reserve Account Interest	$332.88
Servicer Advances	$-

Total Collections	$18,655,406.47

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$18,655,406.47
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$23,382,196.59

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$320,769.75		$320,769.75	$320,769.75
	Collection Account Interest					$1,186.00
	Late Fees & Other Charges					$29,765.81
Total due to Servicer						$351,721.56

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$150,705.02		$150,705.02
	Class A-4 Notes		$172,956.67		$172,956.67

	Total Class A interest:		$323,661.69		$323,661.69	$323,661.69

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

	Available Funds Remaining:					$17,830,170.30

	Reserve Account Release					$-
	Reserve Account Draw					$-

7.	Regular Principal Distribution Amount:					$16,499,634.78

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$16,499,634.78
	Class A-4 Notes				$-
	Class A Notes Total:		$16,499,634.78		$16,499,634.78
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal				$16,499,634.78

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,330,535.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,681,748.27
Beginning Period Amount	$12,681,748.27
Current Period Amortization	$702,682.65
Ending Period Required Amount	$11,979,065.61
Ending Period Amount	$11,979,065.61
Next Distribution Date Amount	$11,298,124.62

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	03/15/13
Transaction Month	25
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		9.02%	9.43%	9.43%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.86%	35,459	98.51%	$362,248,114.06
30 - 60 Days	0.89%	320	1.17%	$4,301,631.79
61 - 90 Days	0.19%	67	0.25%	$916,934.39
91 + Days	0.06%	21	0.07%	$254,707.55
		35,867		$367,721,387.79
Total
Delinquent Receivables 61 + days past due	0.25%	88	0.32%	$1,171,641.94
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	117	0.41%	$1,566,771.10
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.41%	152	0.50%	$2,020,219.43
Three-Month Average Delinquency Ratio	0.32%		0.41%

Repossession in Current Period		30		$438,014.86
Repossession Inventory		58		$464,325.90

Charge-Offs
Gross Principal of Charge-Off for Current Period				$516,816.03
Recoveries				$(513,757.60)
Net Charge-offs for Current Period				$3,058.43

Beginning Pool Balance for Current Period				$384,923,705.22

Net Loss Ratio				0.01%
Net Loss Ratio for 1st Preceding Collection Period				0.73%
Net Loss Ratio for 2nd Preceding Collection Period				0.74%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$5,052,307.23
Cumulative Net Losses as a % of Initial Pool Balance				0.51%

Principal Balance of Extensions				$1,065,837.69
Number of Extensions				79

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